List of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
List of subsidiaries
Schedule of major subsidiaries

		Equity interests (%)
	Country in which
	primary activities are
Name	pursued	Dec 31, 2023	Dec 31, 2022
Centogene GmbH	Germany	100	100
Centogene FZ-LLC	United Arab Emirates	100	100
Centogene US, LLC	USA	100	100
Centogene GmbH*	Austria	—	100
Centogene India Pvt. Ltd	India	100	100
Centogene Switzerland AG	Switzerland	100	100
Centosafe B.V.	Netherlands	100	100
Centogene d.o.o Belgrade	Serbia	100	100
Genomics Innovations Company Limited**	United Arab Emirates	20	—

(*)The Group acquired the remaining 10% of Centogene GmbH. Austria in 2022. During 2023, the Group decided to wind down the entity.

(**)Joint Venture created in 2023. See note 15.